Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes
Income Taxes

14.	Income Taxes

(a)	The provision for income taxes differs from the amounts computed by applying the Canadian statutory rates to the net loss before income taxes due to the following:

	December 31, 2024	December 31, 2023 (Revised - Note 19)	December 31, 2022 (Revised - Note 19)
Loss before income taxes	$(2,875,061)	$(67,238,353)	$(10,497,072)
Statutory rate	27.00%	27.00%	27.00%

Expected income tax	(776,266)	(18,154,355)	(2,834,209)
Effect of different tax rates in foreign jurisdictions	81,680	(2,005,959)	(83,891)
Non-deductible share-based payments	-	218,741	399,087
Other permanent items	1,192,232	2,627,256	1,835,927
Change in deferred tax assets not recognized	14,075,010	15,403,428	2,471,723
True-ups and other	(14,572,656)	(1,179,319)	(447,452)
Deferred income tax (recovery) expense	$-	$(3,090,208)	$1,341,185

(b)	The Company’s deferred income tax liability relates to the Mexican income tax and Special Mining Duty (“SMD”) associated with the Tuligtic project.

The significant components of deferred income tax assets (liabilities) are as follows:

	December 31, 2024	December 31, 2023

Deferred tax assets
Exploration and evaluation assets	$1,434,880	$1,434,880
Deferred tax liabilities
Exploration and evaluation assets	(1,434,880)	(1,434,880)

Net deferred tax liabilities	$-	$-

(c)	Deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets have been recognized are attributable to the following:

	December 31, 2024	December 31, 2023

Non-capital loss carry forwards	$30,040,477	$32,616,394
Capital loss carry forwards	23,360,422	23,360,422
Exploration and evaluation assets	38,752,879	39,102,815
Share issue costs	245,674	551,134
Property, plant and equipment	7,719,565	7,748,032
Donations	32,960	32,960
Investment tax credit	223,873	223,873
	$100,375,850	$103,635,630

At December 31, 2024, the Company had operating loss carry forwards available for tax purposes in Canada of $29,055,033 (2023 - $27,592,166) which expire between 2032 and 2044 and in Mexico of $985,444 (2023 - $4,588,699) which expire between 2025 and 2026.